SHARE CAPITAL - Disclosure of detailed information about stock options outstanding (Details) - $ / shares	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Share Capital
Stock option outstanding, beginning	11,979,216	14,339,775
Weighted average excercise price oustanding, beginning	$ 2.47	$ 2
Stock option outstanding, granted	75,000	1,800,000
Weighted average excercise price oustanding, granted	$ 2.73	$ 4.1
Stock option outstanding, exercised	(540,600)	(3,442,589)
Weighted average excercise price oustanding, exercised	$ 1.47	$ 1.32
Stock option outstanding, forfeited	(465,000)
Weighted average excercise price oustanding, forfeited	$ 3.74
Stock option outstanding, cancelled/expired	(159,850)	(717,970)
Weighted average excercise price oustanding, cancelled/expired	$ 3.37	$ 2.67
Stock option outstanding, ending	10,888,766	11,979,216
Weighted average excercise price oustanding, ending	$ 2.46	$ 2.47